Stock-Based Compensation - Schedule of Fair Value of Stock-Based Compensation Awards (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of Stock-Based Compensation Awards [Abstract]
Expected term minimum	4 years	4 years
Expected term maximum	5 years	5 years
Expected volatility minimum	57.53%	48.35%
Expected volatility maximum	58.56%	63.84%
Expected dividend rate	0.00%	0.00%
Risk-free rate minimum	3.55%	3.62%
Risk-free rate maximum	3.92%	4.21%